BETTER 10Q - REVENUE AND SALES-TYPE LEASES - Cash Offer Program Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue related to ASC 606	$ 0	$ 10,584	$ 12,313	$ 8,725
Revenue related to ASC 842	304	205,773	216,408	30,636
Cash offer program revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 304	$ 216,357	$ 228,721	$ 39,361